EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.70

Seller	ALT ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
Opus Seller	1936252			Closed	2024-12-02 19:15	2024-12-03 21:05	Resolved	1 - Information	Credit	Missing Doc	Borrower 1 Credit Report is Missing	Resolved-Lender provided Credit Report. Condition cleared. - Due Diligence Vendor-12/03/2024 Resolved-Borrower 1 Credit Report is not missing. - Due Diligence Vendor-12/03/2024 Ready for Review-Document Uploaded. - Buyer-12/02/2024 Open-Borrower 1 Credit Report is Missing. Borrower 1 Credit Report is Missing, additional conditions may apply upon receipt of the required documentation - Due Diligence Vendor-12/02/2024		Resolved-Lender provided Credit Report. Condition cleared. - Due Diligence Vendor-12/03/2024 Resolved-Borrower 1 Credit Report is not missing. - Due Diligence Vendor-12/03/2024	Credit Report XXXX.pdf			XX	Investment	Refinance	Cash Out - Other	2909541	N/A	N/A